Segments And Nature Of Business	12 Months Ended
Dec. 31, 2014
Segments And Nature Of Business [Abstract]
Segments And Nature Of Business

5.Segments and Nature of the Business

Our segments include the VITAS segment and the Roto-Rooter segment.  Relative contributions of each segment to service revenues and sales were 73% and 27%, respectively, in 2014 and 74% and 26%, respectively, in 2013.  The vast majority of our service revenues and sales from continuing operations are generated from business within the United States.

The reportable segments have been defined along service lines, which is consistent with the way the businesses are managed. In determining reportable segments, the RRSC and RRC operating units of the Roto-Rooter segment have been aggregated on the basis of possessing similar operating and economic characteristics.  The characteristics of these operating segments and the basis for aggregation are reviewed annually.  Accordingly, the reportable segments are defined as follows:

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The VITAS segment provides hospice services for patients with terminal illnesses.  This type of care is aimed at making the terminally ill patient’s end of life as comfortable and pain-free as possible.  Hospice care is available to patients who have been initially certified or re-certified as terminally ill (i.e., a prognosis of six months or less) by their attending physician, if any, and the hospice physician.  VITAS offers all levels of hospice care in a given market, including routine home care, inpatient care and continuous care.  Over 90% of VITAS’ revenues are derived through the Medicare and Medicaid reimbursement programs.

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The Roto-Rooter segment provides repair and maintenance services to residential and commercial accounts using the Roto-Rooter registered service marks. Such services include plumbing and sewer, drain and pipe cleaning. They are delivered through company-owned and operated territories, independent contractor-operated territories and franchised locations. This segment also manufactures and sells products and equipment used to provide such services.

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We report corporate administrative expenses and unallocated investing and financing income and expense not directly related to either segment as “Corporate”.  Corporate administrative expense includes the stewardship, accounting and reporting, legal, tax and other costs of operating a publicly held corporation.  Corporate investing and financing income and expenses include the costs and income associated with corporate debt and investment arrangements.

Segment data are set forth below (in thousands):

	For the Years Ended December 31,
	2014	2013	2012
Revenues by Type of Service
VITAS
Routine homecare	$810,413	$791,735	$778,776
Continuous care	152,206	155,409	172,063
General inpatient	102,876	104,968	114,494
Medicare cap	(1,290)	(6,999)	1,704
Total segment	1,064,205	1,045,113	1,067,037
Roto-Rooter
Sewer and drain cleaning	141,078	141,283	138,500
Plumbing repair and maintenance	174,993	168,942	171,890
Independent contractors	36,496	33,030	28,522
Water restoration	18,480	3,042	414
Other products and services	21,030	21,919	23,680
Total segment	392,077	368,216	363,006
Total service revenues and sales	$1,456,282	$1,413,329	$1,430,043
Aftertax Segment Earnings/(Loss)
VITAS	$86,185	$76,144	$86,577
Roto-Rooter	42,075	29,243	30,905
Total	128,260	105,387	117,482
Corporate	(28,943)	(28,160)	(28,178)
Net income	$99,317	$77,227	$89,304
Interest Income
VITAS	$6,111	$5,038	$3,883
Roto-Rooter	2,931	2,096	1,647
Total	9,042	7,134	5,530
Corporate	10	56	76
Intercompany eliminations	(9,081)	(6,343)	(4,797)
Total interest income	$(29)	$847	$809
Interest Expense
VITAS	$207	$182	$233
Roto-Rooter	363	322	433
Total	570	504	666
Corporate	7,616	14,531	14,057
Total interest expense	$8,186	$15,035	$14,723

	For the Years Ended December 31,
	2014	2013	2012
Income Tax Provision
VITAS	$53,278	$46,910	$53,092
Roto-Rooter	25,808	17,560	18,770
Total	79,086	64,470	71,862
Corporate	(15,649)	(17,868)	(15,347)
Total income tax provision	$63,437	$46,602	$56,515
Identifiable Assets
VITAS	$546,031	$518,316	$519,555
Roto-Rooter	251,407	241,679	224,735
Total	797,438	759,995	744,290
Corporate	62,494	133,706	115,336
Total identifiable assets	$859,932	$893,701	$859,626
Additions to Long-Lived Assets
VITAS	$21,880	$16,219	$24,735
Roto-Rooter	21,595	15,202	16,132
Total	43,475	31,421	40,867
Corporate	346	160	285
Total additions to long-lived assets	$43,821	$31,581	$41,152
Depreciation and Amortization
VITAS	$19,635	$20,251	$19,043
Roto-Rooter	11,227	9,621	9,029
Total	30,862	29,872	28,072
Corporate	2,210	2,516	2,449
Total depreciation and amortization	$33,072	$32,388	$30,521